Share capital, share premium and other capital reserves - Additional Information (Details) $ / shares in Units, $ in Thousands									1 Months Ended	12 Months Ended
	Oct. 13, 2023 USD ($) $ / shares shares	Jun. 16, 2023 USD ($) $ / shares shares	Apr. 14, 2023 $ / shares	Mar. 20, 2023 USD ($) $ / shares shares	Mar. 10, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jan. 01, 2022 USD ($) $ / shares shares	Sep. 03, 2021 shares	Mar. 31, 2021 shares	Dec. 31, 2023 USD ($) $ / shares shares
Share capital
Ordinary shares, Par value (in dollars per share) | $ / shares			$ 0.0001
Number of shares issued										1,827,096
Proceeds from issue of share capital | $										$ 332,275
Share issue price (in dollars per share) | $ / shares			$ 10.00
Number Of Shares Issued Upon Conversion Of Each Share Of Merged Entity		1
Payments to redeem shares | $										0
Percentage of issued share capital acquired		100.00%
Share issuance costs | $										6,771
October equity
Share capital
Share issuance costs | $										1,008
CMPL
Share capital
Share issue price (in dollars per share) | $ / shares		$ 10
Percentage of issued share capital acquired		100.00%
Number of of shares issued for acquisition		10,000,000
Value of shares issued for acquisition | $		$ 100,000
Share issuance costs | $										5,763
Glencore
Share capital
Value of shares issued for acquisition | $										$ 100,000
PIPE | BlackRock
Share capital
Number of shares issued										4,500,000
Proceeds from issue of share capital | $										$ 45,000
Share issue price (in dollars per share) | $ / shares										$ 10.00
Number of Founder Shares Transferred										315,000
PIPE A and PIPE B
Share capital
Number of shares issued										18,451,747
Proceeds from issue of share capital | $										$ 184,517
Share issue price (in dollars per share) | $ / shares										$ 10.00
PIPE A
Share capital
Proceeds from issue of share capital | $										$ 53,328
PIPE B
Share capital
Proceeds from issue of share capital | $										$ 131,189
Class A ordinary shares
Share capital
Number of shares authorized										200,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares										$ 0.001
Number of shares redeemed		23,185,774
Redemption price ( in dollars per share) | $ / shares		$ 10.34
Number of Shares Converted		3,329,006
Share conversion price (in dollars per share) | $ / shares		$ 10.00
Share conversion, value | $		$ 34,431
Number of shares outstanding						0	0
Number of Shares Subject to Possible Redemption						26,514,780	26,514,780
Class B Ordinary Shares
Share capital
Number of shares authorized										20,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares										$ 0.0001
Number of shares issued during period									7,187,500
Number of Shares Subject to Forfeiture								558,805	0.0001
Number of Shares Forfeited									937,500
Number of shares issued						6,628,695	6,628,695
Proceeds from issue of share capital | $						$ 25	$ 25
Share issue price (in dollars per share) | $ / shares						$ 0.004	$ 0.004
Ordinary share conversion to another class of shares (as a percent)										20.00%
Number Of Shares Issued Upon Conversion Of Each Share Of Merged Entity										1
Class B Ordinary Shares | Minimum
Share capital
Conversion ratio										1
Anchor Investors
Share capital
Number of Sponsor Shares Sold										1,272,500
Share issue price (in dollars per share) | $ / shares										$ 0.003
Cornerstone Investors
Share capital
Number of Founder Shares Transferred										985,000
Ordinary share [member]
Share capital
Number of shares authorized						100,000,000				220,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares										$ 0.0001
Number of shares issued										50,236,544
Number of shares outstanding										50,236,544
Ordinary share [member] | PIPE | Osisko
Share capital
Number of shares issued				1,500,000
Proceeds from issue of share capital | $				$ 15,000
Share issue price (in dollars per share) | $ / shares				$ 10.00
Ordinary share [member] | PIPE | Sprott
Share capital
Number of shares issued					1,500,000
Proceeds from issue of share capital | $					$ 15,000
Share issue price (in dollars per share) | $ / shares					$ 10.00
Ordinary share [member] | Backstop facility | Osisko
Share capital
Number of shares issued				2,500,000
Proceeds from issue of share capital | $				$ 25,000
Share issue price (in dollars per share) | $ / shares				$ 10.00
Ordinary share [member] | Pipe Financing October 2023
Share capital
Number of shares issued	1,827,096
Proceeds from issue of share capital | $	$ 20,098
Share issue price (in dollars per share) | $ / shares	$ 11.00
Ordinary share [member] | Class A ordinary shares
Share capital
Number of shares authorized										220,000,000
Preference shares
Share capital
Number of shares authorized										25,000,000
Ordinary shares, Par value (in dollars per share) | $ / shares										$ 0.0001
Number of shares issued						0	0			0
Number of shares outstanding						0	0			0